================================================================================
                               SEMI-ANNUAL REPORT
================================================================================

                                   [GRAPHIC]

                                   Smith Barney
                                   Adjustable Rate
                                   Government
                                   Income Fund

                                   ---------------------------------------------
                                   November 30, 1997


                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

================================================================================
Smith Barney Adjustable Rate Government Income Fund
================================================================================


Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Adjustable Rate Government Income Fund ("Fund") for the six months ended November 30, 1997. The period's prevailing economic and market conditions and an outline of our investment strategy appear in this report. In addition, a detailed summary of the Fund's historical performance as well as its current holdings and portfolio management strategy can be found in the appropriate sections that follow.

Fund Performance Update

The Fund is an open-end bond fund that seeks high current income and to limit the degree of fluctuation of its net asset value ("NAV") resulting from movements in interest rates. The Fund seeks these objectives by investing primarily in a portfolio of adjustable rate mortgage-backed securities ("ARMs"), U.S. Government securities and asset-backed securities ("ABS"). The Fund is part of the Smith Barney family of mutual funds and is managed by its investment sub-adviser, BlackRock Financial Management, Inc. (a wholly-owned subsidiary of PNC Bank, N.A.). The Fund's NAV is calculated daily and reported for Class A shares in the mutual fund listing in national newspapers under the heading Smith Barney Funds A as "AdjGvA".

As of November 30, 1997, the Fund's Class A shares had an NAV of $9.87. For the six-month period ended November 30, 1997, the Fund's Class A shares underperformed the Merrill Lynch 1-3 Year U.S. Treasury Index by posting a total return of 2.92% versus 3.68%. (The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.)

Bond Market Update

As signs of moderating economic growth began to appear, U.S. bonds rallied during the second and third quarters of 1997. Auspicious inflationary forces, including lower factory orders, decreased consumer spending and higher inventories, in addition to continued benign inflationary forces--continued to soothe investor fears regarding inflation. Accordingly, the Federal Reserve

Board ("Fed") left interest rates unchanged at their July 2 and September 30, 1997 policy meetings. U.S. Treasury yields reflected investor expectations of a neutral Fed monetary policy. As data showing a softening economy was released, the yield for the 2-year U.S. Treasury note fell from 6.20% on May 31 to 5.74% on November 30. Foreign investors also contributed to the strong demand for U.S. Treasuries, as the Asian market volatility led foreign and domestic investors to look to U.S. government securities as a safe haven.

During the reporting period, the market for mortgage-backed securities ("MBS"), as measured by the Lehman Mortgage Index, modestly outperformed the broader investment-grade domestic bond market as measured by the Lehman Aggregate Bond Index. (The Lehman Mortgage Index covers all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA"). The Lehman Aggregate Bond Index is an unmanaged index composed of the Lehman Intermediate Government/Corporate Bond Index and Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.)

Demand for mortgage securities was largely concentrated in the first half of 1997, when MBS decisively outperformed U.S. Treasuries due to low interest-rate volatility and relatively stable mortgage-prepayment activity. Recently, MBSs have fallen out of favor, as declining interest rates have heightened prepayment fears. Increased interest-rate volatility has also had a negative impact on the valuations of mortgage securities. Moreover, as corporate bond prices have fallen, yields in the corporate sector have increased, offering investors an alternative to MBSs.

Short duration ARMs slightly underperformed short duration Treasuries during the second quarter, as falling interest rates sparked prepayment concerns. This underperformance continued during the third quarter, as a sharp decline in the supply of U.S. Treasuries (in response to stronger than expected tax receipts and the declining financing needs by the U.S. Treasuries) and a glut of new ARMs supply caused yield spreads to widen.

ABSs performed well versus U.S. Treasuries during the second quarter due to a pause in the pace of issuance and excellent mortgage-like performance in the home equity and manufactured housing market segments. ABSs performance suffered in the third quarter, as a substantial increase in supply contributed significantly to underperformance and wider yield spreads.

Investment Strategy

Duration is a rough measure of the price sensitivity of a fixed income security relative to a given change in interest rates. The Fund uses a "targeted duration" approach which strives for a duration of roughly 1-1.5 years. This duration target should create a fund with price, or net asset value, sensitivity between a 1- and 2-year Treasury securities. Changes in the prices and yields of these Treasury securities affect the value of the Fund's securities. In addition to interest rates, the Fund's net asset value is affected by prepayment rates of the mortgage securities held in the portfolio. The Fund's assets are actively managed to reflect the sub-adviser's relative value analysis of individual securities and sectors. In searching for relative value opportunities, the Fund's managers target securities and sectors within the short duration market that have underperformed and have strong potential for price appreciation. Securities are purchased at attractive yield or price levels and sold upon price appreciation or significant outperformance of other short duration alternatives.

The Fund further reduced its exposure to high coupon ARMs, as that sector remained at very rich levels. Additionally, the managers sold a portion of the Fund's U.S. Treasury holdings. The proceeds from these sales aided Fund purchases of mortgage-backed securities products such as short-duration project loans, commercial mortgage-backed securities and corporate debt. All three of these asset classes are new to the Fund and the managers believe they offer high credit quality and a significant yield advantage over comparable duration Treasury securities. Lastly, while the Fund's overall ABS allocation remained fairly static, the fixed-rate portion was increased and some floating-rate issues were sold. The portfolio managers think that fixed-rate ABS issues, particularly those backed by auto loans, offer excellent relative value due to an overall glut of short duration fixed-rate ABSs.

Bond Market Outlook

The U.S. economy has shown some signs of slowing, a condition which BlackRock expects may persist as early indicators suggest that holiday spending may be tepid. The managers do not see immediate signs of inflationary pressure nor do they anticipate an imminent change in monetary policy by the Fed. BlackRock's longer-term outlook for the bond market remains optimistic, based on the fundamentally favorable backdrop of slower economic growth, low inflation and declining U.S. Treasury borrowing.

In closing, thank you for investing in the Smith Barney Adjustable Rate Government Income Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

December 22, 1997

==============================================================================================================
Historical Performance -- Class A Shares
==============================================================================================================
                              Net Asset Value
                          ------------------------
                          Beginning         End         Income       Capital Gain      Return         Total
Period Ended              of Period      of Period     Dividends     Distributions    of Capital    Returns(1)
==============================================================================================================
11/30/97                    $9.84          $9.87         $0.26          $0.00            $0.00         2.92%+
--------------------------------------------------------------------------------------------------------------
5/31/97                      9.84           9.84          0.46           0.00             0.05         5.31
--------------------------------------------------------------------------------------------------------------
5/31/96                      9.88           9.84          0.56           0.00             0.00         5.48
--------------------------------------------------------------------------------------------------------------
5/31/95                      9.78           9.88          0.49           0.01             0.00         6.39
--------------------------------------------------------------------------------------------------------------
5/31/94                      9.96           9.78          0.38           0.00             0.00         2.05
--------------------------------------------------------------------------------------------------------------
Inception* - 5/31/93        10.00           9.96          0.43           0.00             0.00         3.89+
==============================================================================================================
Total                                                    $2.58          $0.01            $0.05
==============================================================================================================

==============================================================================================================
Historical Performance -- Class B Shares
==============================================================================================================
                              Net Asset Value
                          ------------------------
                          Beginning         End         Income       Capital Gain      Return         Total
Period Ended              of Period      of Period     Dividends     Distributions    of Capital    Returns(1)
==============================================================================================================
11/30/97                    $9.82          $9.86         $0.25          $0.00            $0.00         3.03%+
--------------------------------------------------------------------------------------------------------------
5/31/97                      9.84           9.82          0.46           0.00             0.05         5.10
--------------------------------------------------------------------------------------------------------------
5/31/96                      9.88           9.84          0.56           0.00             0.00         5.48
--------------------------------------------------------------------------------------------------------------
5/31/95                      9.78           9.88          0.49           0.01             0.00         6.39
--------------------------------------------------------------------------------------------------------------
5/31/94                      9.96           9.78          0.38           0.00             0.00         2.05
--------------------------------------------------------------------------------------------------------------
Inception* - 5/31/93         9.96           9.96          0.25           0.00             0.00         2.56+
==============================================================================================================
Total                                                    $2.39          $0.01            $0.05
==============================================================================================================

==============================================================================================================
Historical Performance -- Class C Shares
==============================================================================================================
                              Net Asset Value
                          ------------------------
                          Beginning         End         Income       Capital Gain      Return         Total
Period Ended              of Period      of Period     Dividends     Distributions    of Capital    Returns(1)
==============================================================================================================
11/30/97                    $9.84          $9.87         $0.26          $0.00            $0.00         2.93%+
--------------------------------------------------------------------------------------------------------------
5/31/97                      9.82           9.84          0.46           0.00             0.05         5.53
--------------------------------------------------------------------------------------------------------------
5/31/96                      9.88           9.82          0.56           0.00             0.00         5.27
--------------------------------------------------------------------------------------------------------------
5/31/95                      9.78           9.88          0.45           0.01             0.00         5.93
--------------------------------------------------------------------------------------------------------------
Inception* - 5/31/94         9.98           9.78          0.38           0.00            0.00          1.83+
==============================================================================================================
Total                                                    $2.11          $0.01            $0.05
==============================================================================================================

================================================================================
Historical Performance -- Class I Shares
================================================================================

                              Net Asset Value
                          ------------------------
                          Beginning         End         Income       Capital Gain      Return         Total
Period Ended              of Period      of Period     Dividends     Distributions    of Capital    Returns(1)
==============================================================================================================
11/30/97                    $9.85          $9.88         $0.28          $0.00            $0.00         3.21%+
--------------------------------------------------------------------------------------------------------------
Inception* - 5/31/97         9.79           9.85          0.06           0.00             0.00         1.20+
==============================================================================================================
Total                                                    $0.34          $0.00            $0.00
==============================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

================================================================================
Average Annual Total Return
================================================================================

                                             Without Sales Charge(1)
                                  ----------------------------------------------
                                  Class A      Class B     Class C      Class I
================================================================================
Six Months Ended 11/30/97+          2.92%        3.03%       2.93%        3.21%
--------------------------------------------------------------------------------
Year Ended 11/30/97                 5.14         5.25        5.37          N/A
--------------------------------------------------------------------------------
Inception* through 11/30/97         4.78         4.86        4.87         4.45+
================================================================================

                                               With Sales Charge(2)
                                  ----------------------------------------------
                                  Class A      Class B     Class C      Class I
================================================================================
Six Months Ended 11/30/97+          2.92%       (1.97)%      1.93%        3.21%
--------------------------------------------------------------------------------
Year Ended 11/30/97                 5.14         0.24        4.37          N/A
--------------------------------------------------------------------------------
Inception* through 11/30/97         4.78         4.86        4.87         4.45+
================================================================================


================================================================================
Cumulative Total Return
================================================================================

                                                  Without Sales Charge(1)
================================================================================
Class A (Inception* through 11/30/97)                     28.96%
--------------------------------------------------------------------------------
Class B (Inception* through 11/30/97)                     27.17
--------------------------------------------------------------------------------
Class C (Inception* through 11/30/97)                     23.88
--------------------------------------------------------------------------------
Class I (Inception* through 11/30/97)                      4.45+
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a maximum 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred.
 * Inception dates for Class A, B, C and I shares are June 22, 1992, November 6, 1992, June 2, 1993 and April 14, 1997, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
Historical Performance (unaudited)
================================================================================

               Growth of $10,000 Invested in Class A Shares of the
             Smith Barney Adjustable Rate Government Income Fund vs.
               Lipper U.S. Government 1-Year Treasury Bill Index+

--------------------------------------------------------------------------------
                           June 1992 -- November 1997


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Smith Barney Adjustable      Lipper U.S. Government 1-Year
                   Rate Government Income Fund          Treasury Bill Index
                   ---------------------------          -------------------
6/22/92                      $10,000                         $10,000
5/93                         $10,389                         $10,306
5/94                         $10,602                         $10,691
5/95                         $11,280                         $11,329
5/96                         $11,898                         $11,927
5/97                         $12,530                         $12,587
11/30/97                     $12,895                         $13,275


 + Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1997, compared to the Lipper Analytical Services, Inc. ("Lipper") U.S. Government 1-Year Treasury Bill Index. The index is comprised of U.S. Treasury Bills with a maturity of one year. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
Portfolio Highlights (unaudited)                             November 30, 1997
================================================================================

Portfolio Breakdown


  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


     Adjustable Rate Mortgage-Backed Securities             54.7%
     Asset-Backed Securities                                20.3%
     Fixed Rate Collateralized Mortgage Obligations         16.1%
     U.S. Treasury Obligations                               6.0%
     Project Loan                                            2.3%
     Fixed Rate Mortgage Pass-Through Security               0.6%



Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or of commercial loans.

Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.

Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of the prepayments is within a designated range. PAC classes typically are combined with companion classes that reduce the risk of the variation of the amount and timing of the prepayments. Should the prepayments fall outside of the PAC band or ranges, the class will not pay the prepayment as scheduled.

================================================================================
Schedule of Investments (unaudited)                          November 30, 1997
================================================================================

    FACE
   AMOUNT                           SECURITY                                          VALUE
===============================================================================================
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 54.7%
===============================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 43.4%
===============================================================================================
Federal Home Loan Mortgage Corporation (FHLMC) -- 11.3%
$ 5,347,113     FHLMC One Year, 7.763% due 5/1/25+                                 $  5,515,066
  2,500,000     FHLMC Series 1267, Class Q Shares, 6.400% due 5/15/07+                2,535,950
  1,353,907     FHLMC Series 1611, Class MA Shares, 6.300% due 11/15/23+              1,354,544
  6,931,897     FHLMC Strip, 6.620% due 6/1/28+                                       6,988,254
-----------------------------------------------------------------------------------------------
                Total Federal Home Loan Mortgage Corporation
                (Cost -- $16,394,344)                                                16,393,814
===============================================================================================
Federal National Mortgage Association (FNMA) -- 13.1%
  2,110,106     FNMA Series 1991-127, Class F Shares, 6.269% due 9/25/98+             2,113,567
  5,405,982     FNMA Series 1993-210, Class F Shares, 6.119% due 10/25/22+            5,439,770
  5,856,953     FNMA Series 1997-15, Class FA Shares, 6.222% due 4/25/27+             5,856,953
  3,924,733     FNMA Ten Year CMT ARM, 6.000% due 1/1/04+                             3,883,053
  1,692,008     FNMA Thirty Year CMT ARM, 8.500% due 12/1/10+                         1,760,737
-----------------------------------------------------------------------------------------------
                Total Federal National Mortgage Association
                (Cost -- $18,985,893)                                                19,054,080
===============================================================================================
Government National Mortgage Association (GNMA) -- 19.0%
  2,000,000     GNMA II One Year, 5.000% due 12/23/97+@                               1,972,180
  9,863,339     GNMA II One Year, 5.500% due 8/20/27+                                 9,884,940
  2,189,829     GNMA II One Year, 6.875% due 10/20/22+                                2,257,233
  2,076,789     GNMA II One Year, 6.875% due 12/20/22+                                2,140,713
    528,227     GNMA II One Year, 7.000% due 3/20/17+                                   547,291
  7,132,291     GNMA II One Year, 7.000% due 3/20/21+                                 7,360,499
  1,755,908     GNMA II One Year, 7.000% due 1/20/23+                                 1,813,520
  1,569,769     GNMA II One Year, 7.375% due 6/20/17+                                 1,611,463
-----------------------------------------------------------------------------------------------
                Total Government National Mortgage Association
                (Cost -- $27,246,145)                                                27,587,839
===============================================================================================
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost -- $62,626,382)                                                63,035,733
===============================================================================================
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 11.3%
  1,552,374     Bear Stearns & Co., Series 1992-3B, Class A2 Shares,
                  8.239% due 5/25/23+                                                 1,592,146
                MLCC Mortgage Investors, Inc., Class A Shares:
  3,091,298       Series 1996-A, 6.118% due 2/15/21+                                  3,108,702
  2,000,467       Series 1996-B, 5.660% due 7/15/21+                                  2,009,529
                Salomon Brothers Inc., Class A1 Shares:
  1,545,160       Series 1992-5, 7.929% due 11/25/22+                                 1,585,226
  1,055,931       Series 1996-6B, 5.975% due 6/30/26+                                 1,053,957
    931,267       Series 1996-6G, 5.875% due 9/30/27+                                   929,526


                      See Notes to Financial Statements.

================================================================================
Schedule of Investments (unaudited)(continued)               November 30, 1997
================================================================================

    FACE
   AMOUNT                           SECURITY                                          VALUE
===============================================================================================
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 11.3% (continued)
                Sequoia Mortgage Trust, Class A1 Shares:
$ 2,803,686       Series 1, 6.032% due 5/4/29+                                     $  2,804,555
  2,000,000       Series 2, 6.500% due 10/25/24+                                      2,018,120
  1,200,000     Swiss Bank Corp., Glacier Finance Ltd., Series 1997-1,
                Class A Shares, 5.879% due 9/10/04+                                   1,200,000
-----------------------------------------------------------------------------------------------
                TOTAL NON-AGENCY ADJUSTABLE RATE
                MORTGAGE OBLIGATIONS
                (Cost -- $16,258,678)                                                16,301,761
===============================================================================================
                TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
                (Cost -- $78,885,060)                                                79,337,494
===============================================================================================
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.1%
===============================================================================================
Non-Agency Fixed Rate CMOs -- 3.8%
  3,308,872     Salomon Brothers Inc., Series 1983-1, Class Z Shares,
                  12.000% due 12/1/13+                                                3,530,137
  1,910,555     Wilshire Funding Corp., Series 1997-WFC1,
                  Class A1, 7.250% due 8/25/27+                                       1,921,312
-----------------------------------------------------------------------------------------------
                Total Non-Agency Fixed Rate CMOs
                (Cost -- $5,556,450)                                                  5,451,449
===============================================================================================
Stripped Pass-Throughs -- 5.6%
  1,793,189     FNMA Strips, 11.500% due 3/1/09+                                      2,035,270
  2,923,654     FNMA Strips, 11.500% due 4/1/09+                                      3,302,890
  2,442,242     FNMA Strips, 11.500% due 5/1/09+                                      2,774,217
-----------------------------------------------------------------------------------------------
                Total Stripped Pass-Throughs
                (Cost -- $7,845,940)                                                  8,112,377
===============================================================================================
PAC IOs -- 4.3%
  4,520,573     FNMA GRANTOR TRUST 1996-T6, Class C Shares, 6.200% due 2/26/01+       4,462,665
      9,961     FNMA REMIC 1990-106, Class K Shares, 928.95% due 9/25/20+               253,631
  4,678,164     FNMA REMIC 1993-101, Class A Shares, 7.000% due 6/25/08+                401,761
 12,437,310     JP Morgan Commercial Mortgage Finance Corp, Series 1997-C5,
                  Class X Shares, 7.000% due 9/15/29+                                 1,175,695
-----------------------------------------------------------------------------------------------
                Total PAC IOs
                (Cost -- $6,310,025)                                                  6,293,752
===============================================================================================
PAC POs -- 2.4%
  2,371,146     FNMA REMIC 1992-157, due 3/24/04+                                     2,328,181
  1,207,216     FNMA REMIC 1993-219, due 8/25/23+                                     1,188,360
-----------------------------------------------------------------------------------------------
                Total PAC POs
                (Cost -- $3,506,107)                                                  3,516,541
===============================================================================================
                TOTAL FIXED RATE COLLATERALIZED MORTGAGE
                OBLIGATIONS (Cost -- $23,218,522)                                    23,374,119
===============================================================================================


                       See Notes to Financial Statements.

================================================================================
Schedule of Investments (unaudited)(continued)               November 30, 1997
================================================================================

    FACE
   AMOUNT                           SECURITY                                          VALUE
===============================================================================================
FIXED RATE MORTGAGE PASS-THROUGH SECURITY -- 0.6%
$   817,208     FHLMC Fifteen Year, 9.000% due 11/1/05+
                (Cost -- $851,220)                                                  $   827,930
===============================================================================================
PROJECT LOAN -- 2.3%
  3,300,692     GMAC II Mortgage-Backed Securities Project Loan,
                 7.465% due 7/25/19+ (Cost -- $3,336,504)                             3,329,243
===============================================================================================
ASSET-BACKED SECURITIES -- 20.3%
  1,500,000     Contimortgage Home Equity Loan Trust, Series 1997-4,
                  Class A2 Shares, 6.270% due 2/15/12+                                1,497,195
  2,500,000     Discover Card Master Trust I, Series 1996-A4, 6.063%
                  due 10/16/13+#                                                      2,519,525
  1,500,000     IFC SBAP, Series 1997-1, 6.500% due 1/15/24+                          1,500,000
  1,841,586     IMC Home Equity Loan Trust, Series 1997-5, Class A1 Shares,
                  6.510% due 2/20/06+                                                 1,840,445
  3,000,000     Key Corp Student Loan, Series 1997-1, 6.070% due 1/27/23+             2,986,890
  2,000,000     MBNA Master Credit Card Trust, Series 1996-M, Class A Shares,
                  6.005% due 4/15/09+##                                               1,991,560
  2,300,166     The Money Store Business Loan Backed Certificates, Series 1997-1,
                  Class A, 6.393% due 4/15/28+##                                      2,298,741
  1,500,000     People's Bank Credit Card Master Trust, Series 1997-2, Class A
                  Shares, 5.818% due 4/15/05+#                                        1,497,195
  2,000,000     PMC Capital SBA Loan-Backed Adjustable Rate Certificate,
                  Series 1997-1, Class A Shares, 6.600% due 9/15/23+                  2,000,000
                Residential Asset Securitization Trust, Class A1 Shares:
  1,439,158       Series 1996-A8, 8.000% due 12/25/26+                                1,462,545
  2,131,766       Series 1997-A1, 7.000% due 3/25/27+                                 2,139,420
  1,300,000     SMS Student Loan Trust, Series 1997-A, Class A Shares,
                  5.888% due 10/27/25+ ++                                             1,280,097
  2,759,313     SWB SBAP, Series 1997-1, 6.350% due 3/15/17+                          2,750,704
  1,992,647     TMS SBA Loan Trust, Series 1997-1, Class A Shares,
                  6.250% due 1/25/25+##                                               1,985,175
  1,600,000     Triangle Funding Ltd., Series 1997-3, Class 1B Shares,
                  5.940% due 10/15/05+                                                1,595,008
-----------------------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES
                (Cost -- $29,392,566)                                                29,344,500
===============================================================================================


                       See Notes to Financial Statements.

================================================================================
Schedule of Investments (unaudited)(continued)               November 30, 1997
================================================================================

    FACE
   AMOUNT                           SECURITY                           VALUE
================================================================================
U.S. TREASURY OBLIGATIONS -- 6.0%
$ 4,000,000     U.S. Treasury Notes, 5.875% due 7/31/99+            $  4,004,280
  4,625,000     U.S. Treasury Notes, 6.000% due 8/15/00+               4,646,229
--------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS
                (Cost -- $8,653,149)                                   8,650,509
================================================================================
                TOTAL INVESTMENTS -- 100%
                (Cost -- $144,337,021*)                             $144,863,795
================================================================================


 + Security segregated by custodian for reverse repurchase agreements and/or futures contract commitments.
 @   Security is traded on a "to-be-announced" basis (See Note 8).
 #   Variable rate security - rate resets monthly.
##   Variable rate security - rate resets quarterly.
++   Variable rate security - rate resets weekly.
 *   Aggregate cost for Federal income tax purposes is substantially the same.



                      Key to Abbreviations
             ------------------------------------------------------
               ARM -- Adjustable Rate Mortgage
               CMO -- Collateralized Mortgage Obligation
               CMT -- Constant Maturity Treasury
              COFI -- Cost of funds for member institutions for the
                      Federal Home Loan Bank of San Francisco
               CPI -- Consumer Price Index
                IO -- Interest Only
               PAC -- Planned Amortization Class
                PO -- Principal Only
             REMIC -- Real Estate Mortgage Investment Conduit


                       See Notes to Financial Statements.

================================================================================
Statement of Assets and Liabilities (unaudited)              November 30, 1997
================================================================================

ASSETS:
  Investments, at value (Cost -- $144,337,021)                     $144,863,795
  Cash                                                                   84,343
  Receivable for securities sold                                      5,004,306
  Receivable for Fund shares sold                                     2,939,182
  Deposit with broker for securities sold short (Note 11)             1,330,447
  Interest receivable                                                 1,163,373
  Receivable from broker - variation margin                               5,469
  Other receivables                                                      24,819
-------------------------------------------------------------------------------
  Total Assets                                                      155,415,734
-------------------------------------------------------------------------------
LIABILITIES:
  Reverse repurchase agreement (Note 6)                              28,019,688
  Payable for securities purchased                                    8,959,948
  Investment sold short, at value
    (Proceeds -- 1,330,447) (Note 11)                                 1,323,953
  Dividends payable                                                     484,208
  Investment advisory fees payable                                       38,891
  Administration fees payable                                            16,058
  Distribution fees payable                                              13,945
  Accrued expenses                                                      281,054
-------------------------------------------------------------------------------
  Total Liabilities                                                  39,137,745
-------------------------------------------------------------------------------
Total Net Assets                                                   $116,277,989
===============================================================================
NET ASSETS:
  Par value of shares of beneficial interest                       $     11,778
  Capital paid in excess of par value                               122,573,221
  Overdistributed net investment income                                 (18,585)
  Accumulated net realized loss on security transactions,
    options and futures contracts                                    (6,817,244)
  Net unrealized appreciation on investments,
    futures contracts and short sales                                   528,819
===============================================================================
Total Net Assets                                                   $116,277,989
===============================================================================
Shares Outstanding:
  Class A                                                            11,191,600
  -----------------------------------------------------------------------------
  Class B                                                               288,858
  -----------------------------------------------------------------------------
  Class C                                                                 7,934
  -----------------------------------------------------------------------------
  Class I                                                               290,092
  -----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                          $9.87
  -----------------------------------------------------------------------------
  Class B*                                                                $9.86
  -----------------------------------------------------------------------------
  Class C (and redemption price)                                          $9.87
  -----------------------------------------------------------------------------
  Class I (and redemption price)                                          $9.88
===============================================================================

* Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).


                       See Notes to Financial Statements.

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended November 30, 1997

INVESTMENT INCOME:
  Interest                                                         $  5,373,887
  Less: Interest expense (Note 6)                                    (1,163,590)
-------------------------------------------------------------------------------
  Total Investment Income                                             4,210,297
-------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                            454,038
  Investment advisory fees (Note 2)                                     246,456
  Administration fees (Note 2)                                          123,227
  Shareholder communications                                             43,053
  Registration fees                                                      34,116
  Shareholder and system servicing fees                                  28,731
  Audit and legal                                                        27,256
  Trustees' fees                                                         10,357
  Custody                                                                 9,432
  Other                                                                   3,775
-------------------------------------------------------------------------------
  Total Expenses                                                        980,441
-------------------------------------------------------------------------------
Net Investment Income                                                 3,229,856
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS,
FUTURES CONTRACTS AND SHORT SALES (NOTES 3, 9, 10 AND 11):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)             139,908
    Options purchased                                                     7,950
    Futures contracts                                                  (311,166)
-------------------------------------------------------------------------------
  Net Realized Loss                                                    (163,308)
-------------------------------------------------------------------------------

  Change in Net Unrealized Appreciation (Depreciation) of
  Investments, Futures Contracts and Short Sales:
    Beginning of period                                                 (21,481)
    End of period                                                       528,819
-------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                               550,300
-------------------------------------------------------------------------------
Net Gain on Investments, Options, Futures Contracts and Short Sales     386,992
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $  3,616,848
===============================================================================

                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended November 30, 1997 (unaudited) and the Year Ended May 31, 1997

                                                   November 30        May 31
===============================================================================
OPERATIONS:
  Net investment income                           $  3,229,856     $  6,405,048
  Net realized gain (loss)                            (163,308)         709,108
  Increase in net unrealized appreciation              550,300          316,668
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations             3,616,848        7,430,824
-------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                             (3,202,245)      (6,667,389)
  Capital                                                   --         (804,871)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distribution to Shareholders                    (3,202,245)      (7,472,260)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 13):
  Net proceeds from sale of shares                  77,055,125      149,127,584
  Net asset value of shares issued for
    reinvestment of dividends                        2,463,671        6,819,197
  Cost of shares reacquired                        (93,315,760)    (187,612,850)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                        (13,796,964)     (31,666,069)
-------------------------------------------------------------------------------
  Decrease in Net Assets                           (13,382,361)     (31,707,505)
NET ASSETS:
  Beginning of period                              129,660,350      161,367,855
===============================================================================
  End of period*                                  $116,277,989     $129,660,350
===============================================================================
* Includes overdistributed net
    investment income of:                             $(18,585)        $(46,196)
===============================================================================

                       See Notes to Financial Statements.

================================================================================
Statement of Cash Flows (unaudited)
================================================================================

For the Six Months Ended November 30, 1997

NET INCREASE IN CASH:
Cash Flows Provided by Operating and Investing Activities:
   Interest received                                              $   5,580,406
   Operating expenses paid                                           (1,104,512)
   Purchases of short-term securities and purchased options, net      1,685,282
   Purchases of long-term securities                               (167,878,885)
   Proceeds from disposition of long-term securities                201,687,622
   Proceeds from short sale transactions                                 34,903
   Payments from futures transactions                                  (379,233)
-------------------------------------------------------------------------------
   Net Cash Flows Provided By Operating and Investing Activities     39,625,583
-------------------------------------------------------------------------------
Cash Flows Used by Financing Activities:
   Proceeds from shares sold                                         74,892,557
   Payments on shares redeemed                                      (95,299,459)
   Cash dividends paid to shareholders*                                (295,849)
   Decrease in reverse repurchase agreements outstanding            (17,612,562)
   Interest expense                                                  (1,225,927)
-------------------------------------------------------------------------------
   Net Cash Flows Used By Financing Activities                      (39,541,240)
-------------------------------------------------------------------------------
Net Increase in Cash                                                     84,343
Cash -- Beginning of Period                                                   0
-------------------------------------------------------------------------------
Cash -- End of Period                                             $      84,343
===============================================================================
RECONCILIATION OF INCREASE IN NET ASSETS FROM
OPERATIONS TO NET CASH FLOWS PROVIDED BY OPERATING
AND INVESTING ACTIVITIES:
Increase in Net Assets From Operations                            $   3,616,848
-------------------------------------------------------------------------------
   Decrease in investments                                           39,693,269
   Increase in variation margin                                         (63,619)
   Increase in receivable for securities sold                        (5,004,306)
   Decrease in interest receivable                                      601,374
   Decrease in other assets                                             319,992
   Decrease in payable for securities purchased                        (586,079)
   Decrease in accrued expenses and other payables                     (115,486)
   Interest expense                                                   1,163,590
-------------------------------------------------------------------------------
   Total Adjustments                                                 36,008,735
-------------------------------------------------------------------------------
Net Cash Flows Provided By Operating and Investing Activities     $  39,625,583
===============================================================================

* Exclusive of dividend reinvestment of $2,463,671.


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

     1.   SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The significant accounting policies followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, overdistributed income of $804,871 at November 30, 1997 have been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Strategy Advisers Inc. ("SBSA"), a wholly owned subsidiary of Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., which, in turn, is a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SBSA an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

     SBSA has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBSA pays BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of the Fund's shares.

     There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. For the six months ended November 30, 1997, CDSCs paid to SB for Class B shares were approximately $22,000.

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, C, and I shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class A, B and C shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the six months ended November 30, 1997, total Distribution Plan fees incurred were:

                          Class A         Class B         Class C       Class I
================================================================================
Distribution Plan Fees    $437,333        $12,398         $275          $4,032
================================================================================

     All officers and one Trustee of the Fund are employees of SB.

     3.   INVESTMENTS

     During the six months ended November 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $168,744,546
--------------------------------------------------------------------------------
Sales                                                                186,673,026
================================================================================

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

     At November 30, 1997, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $ 780,455
Gross unrealized depreciation                                         (253,681)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $ 526,774
================================================================================

     4.   CASH FLOW INFORMATION

     Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, accretion income recognized on investment securities and amortization of deferred organization costs.

     5.   REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts equal to the repurchase price.

     As of November 30, 1997, the Fund had no open repurchase agreements.

     6.   REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreements.

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

     At November 30, 1997, the Fund had the following reverse repurchase agreements outstanding:

    FACE
   AMOUNT                           SECURITY                                               VALUE
===================================================================================================
$ 4,149,000   Reverse Repurchase Agreement with Salomon Brothers,
                  dated 11/10/97 bearing 5.620% to be repurchased
                  at $4,168,431 on 12/10/97, collateralized by: $3,797,813
                  FHLMC Strip, 6.620% due 6/1/28.                                       $ 4,149,000
 19,887,000   Reverse Repurchase Agreement with Salomon Brothers, dated 11/24/97 bearing 5.750% to be repurchased at $20,090,289 on 1/27/98, collateralized by: $1,518,554 GNMA II One Year, 6.875% due
                  12/20/22; $3,546,890 GNMA II One Year, 7.000% due 3/20/21;
                  $5,303,694 FHLMC One Year, 7.763% due 5/1/25; $9,863,339 GNMA II
                  One Year, 5.500% due 8/20/27.                                          19,887,000
    664,625   Reverse Repurchase Agreement with J.P. Morgan Securities, dated
                  11/26/97 bearing 5.250% to be repurchased at $665,982 on 12/10/97,
                  collateralized by $650,000 U.S. Treasury Note, 6.000% due 8/15/00.        664,625
  3,319,063   Reverse Repurchase Agreement with J.P. Morgan Securities, dated
                  11/28/97 bearing 5.600% to be repurchased at $3,325,258 on
                  12/10/97, collateralized by $3,250,000 U.S. Treasury Note, 6.000%
                  due 8/15/00.                                                            3,319,063
---------------------------------------------------------------------------------------------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS                                   $28,019,688
===================================================================================================

     During the six months ended November 30, 1997, the maximum and average amount of reverse repurchase agreements outstanding were as follows:

================================================================================
Maximum amount outstanding                                         $49,747,500
--------------------------------------------------------------------------------
Average amount outstanding                                         $39,878,094
================================================================================

     Interest rates ranged from 4.75% to 6.00% during the year. Total market value of the collateral for the reverse repurchase agreements is $28,343,140.

     Interest expense for the year ended November 30, 1997 on borrowings by the Fund under reverse repurchase agreements totalled $1,163,590.

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

     7.   DOLLAR ROLL TRANSACTIONS

     The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income for the Fund exceeding the yield on the securities sold.

     As of November 30, 1997, the Fund had no open dollar roll transactions.

     8.   SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

     The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     As of November 30, 1997, the Fund held one TBA security with a cost of $2,000,000.

     9.   OPTIONS CONTRACTS

     Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     As of November 30, 1997, the Fund had no open purchased put or call option contracts.

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

     When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

     The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

     During the six months ended November 30, 1997, the Fund did not write any options.

     10.  FUTURES CONTRACTS

     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

     At November 30, 1997, the Fund had the following open futures contracts:

                             Expiration        # of           Basis         Market        Unrealized
                             Month/Year      Contracts        Value          Value        Gain (Loss)
====================================================================================================
Future contracts to buy:
   U.S. 10 Year Note            3/98            17         $1,897,702      $1,893,375       $(4,327)
----------------------------------------------------------------------------------------------------
Future contracts to sell:
   U.S. 5 Year Note             3/98            70          7,566,441       7,566,563          (122)
----------------------------------------------------------------------------------------------------
Net Unrealized Loss                                                                         $(4,449)
====================================================================================================

     11.  SHORT SALES OF SECURITIES

     A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

     At November 30, 1997, the Fund had the following open short sale transaction:

   Face                                                              Market
  Amount                                                              Value
================================================================================
$1,325,000        U.S. Treasury Note, 5.75% due 9/30/99
                  (Proceeds -- $1,330,447)                        $(1,323,953)
================================================================================

     12.  CAPITAL LOSS CARRYFORWARD

     As of November 30, 1997, the Fund had, for Federal income tax purposes, approximately $6,685,000 of capital loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on November 30 of the year indicated:

                                      2003            2004             2005
================================================================================
Carryforward Amounts              $5,259,000        $570,000        $856,000
================================================================================

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

     13.  SHARES OF BENEFICIAL INTEREST

     At November 30, 1997, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and C shares are available for purchase to investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

     At November 30, 1997, total paid-in capital amounted to the following for each class:

                          Class A       Class B         Class C      Class I
================================================================================
Total Paid-in Capital   $116,734,910   $2,922,550       $79,839    $2,847,700
================================================================================

     Transactions in shares of each class were as follows:

                                                  Six Months Ended                              Year Ended
                                                  November 30, 1997                            May 31, 1997*
                                          ---------------------------------           ---------------------------------
                                             Shares               Amount                Shares                Amount
=======================================================================================================================
Class A
Shares sold                                 6,069,699         $  59,936,016             8,490,645         $  83,712,514
Shares issued on reinvestment                 237,611             2,346,003               671,821             6,619,602
Shares redeemed                            (7,693,915)          (75,964,207)          (12,402,672)         (122,143,557)
-----------------------------------------------------------------------------------------------------------------------
Net Decrease                               (1,386,605)        $ (13,682,188)           (3,240,206)        $ (31,811,441)
=======================================================================================================================
Class B
Shares sold                                 1,451,199         $  14,291,725             6,379,831         $  62,813,921
Shares issued on reinvestment                   5,518                54,417                19,196               189,004
Shares redeemed                            (1,514,548)          (14,913,548)           (6,632,928)          (65,297,021)
-----------------------------------------------------------------------------------------------------------------------
Net Decrease                                  (57,831)        $    (567,406)             (233,901)        $  (2,294,096)
=======================================================================================================================
Class C
Shares sold                                       809         $       7,984                 4,602         $      45,366
Shares issued on reinvestment                     160                 1,580                   223                 2,191
Shares redeemed                                   (45)                 (439)               (1,250)              (12,284)
-----------------------------------------------------------------------------------------------------------------------
Net Increase                                      924         $       9,125                 3,575         $      35,273
=======================================================================================================================
Class I
Shares sold                                   284,969         $   2,819,400               260,643         $   2,555,783
Shares issued on reinvestment                   6,232                61,671                   853                 8,400
Shares redeemed                              (246,324)           (2,437,566)              (16,281)             (159,988)
-----------------------------------------------------------------------------------------------------------------------
Net Increase                                   44,877         $     443,505               245,215         $   2,404,195
=======================================================================================================================

* Transactions for Class I shares, are for the period from April 18, 1997 (inception date) to May 31, 1997.

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares                          1997(1)           1997          1996        1995(2)         1994        1993(3)
==========================================================================================================================
Net Asset Value,
  Beginning of Period                   $  9.84         $  9.84       $  9.88       $  9.78       $  9.96       $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (4)                0.26            0.43          0.56          0.47          0.37          0.44
  Net realized and unrealized
   gain (loss)                             0.03            0.08         (0.04)         0.13         (0.17)        (0.05)
--------------------------------------------------------------------------------------------------------------------------
Total Income From Operations               0.29            0.51          0.52          0.60          0.20          0.39
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                   (0.26)          (0.46)        (0.56)        (0.49)        (0.38)        (0.43)
  Net realized gains                       --              --            --           (0.01)         --            --
  Capital                                  --             (0.05)         --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                       (0.26)          (0.51)        (0.56)        (0.50)        (0.38)        (0.43)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $  9.87         $  9.84       $  9.84       $  9.88       $  9.78       $  9.96
--------------------------------------------------------------------------------------------------------------------------
Total Return                               2.92%++         5.31%         5.48%         6.39%         2.05%         3.89%++
--------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (in millions)           $   110         $   124       $   156       $   174       $   284       $   313
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (4)(5)                          1.42%+          1.57%         1.58%         1.60%         1.53%         1.50%+
  Net investment income                    5.17+           4.42          5.66          4.94          3.72          4.36+
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     104%            288%          273%          524%          525%          236%
==========================================================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)  For the period from June 22, 1992 (inception date) to May 31, 1993.
(4) The Investment adviser waived a portion of its fees for the period ended May 31, 1993. If such fees were not waived, the per share decrease on net investment income would have been $0.01 and the expense ratio would have been 2.03% (annualized).
(5) For the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.47%, 2.31% and 1.92% (annualized), respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class B Shares                          1997(1)           1997          1996        1995(2)         1994        1993(3)
==========================================================================================================================
Net Asset Value,
  Beginning of Period                 $    9.82       $    9.84     $    9.88     $    9.78     $    9.96     $    9.96
--------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (4)                0.26            0.39          0.56          0.47          0.37          0.25
  Net realized and unrealized
   gain (loss)                             0.03            0.10         (0.04)         0.13         (0.17)         --
--------------------------------------------------------------------------------------------------------------------------
Total Income From Operations               0.29            0.49          0.52          0.60          0.20          0.25
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                   (0.25)          (0.46)        (0.56)        (0.49)        (0.38)        (0.25)
  Net realized gains                       --              --            --           (0.01)         --            --
  Capital                                  --             (0.05)         --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                       (0.25)          (0.51)        (0.56)        (0.50)        (0.38)        (0.25)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $    9.86       $    9.82     $    9.84     $    9.88     $    9.78     $    9.96
--------------------------------------------------------------------------------------------------------------------------
Total Return                               3.03%++         5.10%         5.48%         6.39%         2.05%         2.56%++
--------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)                $   2,849       $   3,406     $   5,712     $   4,521     $   8,422     $   3,569
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (4)(5)                          1.44%+          1.61%         1.60%         1.63%         1.57%         1.50%+
  Net investment income                    5.34+           4.32          5.64          4.92          3.68          4.36+
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     104%            288%          273%          524%          525%          236%
==========================================================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)  For the period from November 6, 1992 (inception date) to May 31, 1993.
(4) The Investment adviser waived a portion of its fees for the period ended May 31, 1993. If such fees were not waived, the per share effect on net investment income would have been a decrease of $0.01 and the expense ratio would have been 2.03% (annualized).
(5) For the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.49%, 2.35% and 1.92% (annualized), respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class C Shares                                 1997(1)            1997           1996        1995(2)(3)      1994(4)
=======================================================================================================================
Net Asset Value, Beginning of Period           $  9.84          $  9.82        $  9.88        $  9.78        $  9.98
-----------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                           0.26             0.40           0.56           0.46           0.37
  Net realized and unrealized gain (loss)         0.03             0.13          (0.06)          0.10          (0.19)
-----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.29             0.53           0.50           0.56           0.18
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.26)           (0.46)         (0.56)         (0.45)         (0.38)
  Net realized gains                              --               --             --            (0.01)          --
  Capital                                         --              (0.05)          --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.26)           (0.51)         (0.56)         (0.46)         (0.38)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  9.87          $  9.84        $  9.82        $  9.88        $  9.78
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      2.93%++          5.53%          5.27%          5.93%          1.83%++
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $    78          $    69        $    34        $     2        $   113
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (5)                                    1.41%+           1.52%          1.59%          1.59%          1.55%+
  Net investment income                           5.18+            4.67           5.66           4.95           3.69+
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            104%             288%           273%           524%           525%
=======================================================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)  On November 7, 1994, the former Class D shares were renamed Class C shares.
(4)  For the period from June 2, 1993 (inception date) to May 31, 1994.
(5) For the year ended May 31, 1995 and the period ended May 31, 1994, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.46% and 2.34% (annualized), respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout the period:

Class I Shares                                           1997(1)        1997(2)
================================================================================
Net Asset Value, Beginning of Period                $    9.85        $    9.79
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                  0.27             0.10
  Net realized and unrealized gain                       0.04             0.02
--------------------------------------------------------------------------------
Total Income from Operations                             0.31             0.12
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 (0.28)           (0.06)
  Capital                                                --              (0.00)*
--------------------------------------------------------------------------------
Total Distribution                                      (0.28)           (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $    9.88        $    9.85
--------------------------------------------------------------------------------
Total Return++                                           3.21%            1.20%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $   2,867        $   2,416
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                               0.90%            1.10%
  Net investment income                                  5.69             5.60
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   104%             288%
================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).
(2)  For the period from April 14, 1997 (inception date) to May 31, 1997.
 *   Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

Smith Barney                                    SMITH BARNEY
Adjustable Rate                                 --------------------------------
Government
Income Fund                                     A Member of TravelersGroup[LOGO]

Trustees                                Sub-Investment Adviser
Allan J. Bloostein                      BlackRock Financial
Martin Brody                            Management Inc.
Dwight B. Crane                         345 Park Avenue
Robert A. Frankel                       New York, New York 10154
William R. Hutchinson
Heath B. McLendon, Chairman             Distributor
                                        Smith Barney Inc.
Charles F. Barber, Emeritus
                                        Custodian
Officers                                PNC Bank, N.A.
Heath B. McLendon
President and                           Shareholder
Chief Executive Officer                 Servicing Agent
                                        First Data Investor Services Group, Inc.
Lewis E. Daidone                        P.O. Box 9134
Senior Vice President                   Boston, MA 02205-9134
and Treasurer
                                        This report is submitted for the general
Thomas M. Reynolds                      information of the shareholders of Smith
Controller                              Barney Adjustable Rate Government Income
                                        Fund. It is not authorized for
Christina T. Sydor                      distribution to prospective investors
Secretary                               unless accompanied or preceded by an
                                        effective Prospectus for the Fund, which
Investment Adviser                      contains information concerning the
Smith Barney Strategy Advisers Inc.     Fund's investment policies and expenses
                                        as well as other pertinent information.
Administrator
Mutual Management Corp.                 Smith Barney
                                        Adjustable Rate
                                        Government
                                        Income Fund
                                        388 Greenwich Street
                                        New York, New York 10013
                                        www.smithbarney.com

                                        FD0301 1/98